Net debt (Details) $ in Millions	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt	$ 54,986		$ 51,954	$ 49,738
Financial instruments designated as hedging instruments, at fair value	2,519		1,988	2,836
Finance debt, net of hedging instruments	57,505		53,942	52,574
Cash and cash equivalents	34,891	$ 31,510	33,030	28,914	$ 30,433	$ 29,195
Net debt	22,614		20,912	23,660
Equity	$ 82,199		$ 85,493	$ 85,603		$ 82,990
Gearing	0.216		0.197	0.217
Borrowings [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value	$ 50,677		$ 48,795	$ 45,580
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss	$ 144		$ 73	$ 98